Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) the total compensation (“SCT Total”) of our principal executive officers (“PEOs”) and our non-PEO NEOs (collectively, the “Non-PEO NEOs”) as presented in the Summary Compensation Table on page 32, (ii) the “compensation actually paid” (“CAP”) to our PEOs and our Non-PEO NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures. The below tables and disclosures do not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance.

Year	Summary Compensation Table Total for PEO Rodney C. Sacks ($)(1)	Summary Compensation Table Total for PEO Hilton H. Schlosberg ($)(1)	Compensation Actually Paid to PEO Rodney C. Sacks ($)(1)	Compensation Actually Paid to PEO Hilton H. Schlosberg ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Fixed $100 Investment Based on:		Net Income (In Thousands) ($)	Adjusted Operating Income (Non- GAAP) (In Thousands) ($)(4)
							Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)
2023	17,875,482	17,805,908	23,974,469	23,904,895	3,182,634	4,210,627	181	129	1,630,988	2,012,539
2022	15,417,084	15,394,400	20,055,879	20,033,195	2,837,541	3,565,950	160	133	1,191,624	1,685,745
2021	16,707,577	16,686,528	18,142,857	18,121,808	2,013,059	1,961,241	151	124	1,377,475	1,816,831
2020	15,563,685	–	30,359,411	–	5,533,947	12,225,985	146	107	1,409,594	1,621,482

(1)	For 2023, 2022 and 2021, our PEOs were Rodney C. Sacks and Hilton H. Schlosberg and our Non-PEO NEOs were Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre. For 2020, our PEO was Rodney C. Sacks and our Non-PEO NEOs were Hilton H. Schlosberg, Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre.

(2)	The amounts represent an initial value of $100 on December 31, 2019 at the end of the fiscal years ended December 31, 2020, 2021, 2022 and 2023 and assumes that all dividends (if applicable) were reinvested.

(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2019 at the end of the fiscal years ended December 31, 2020, 2021, 2022 and 2023 and assumes that all dividends (if applicable) were reinvested. The Company’s self-selected peer group is as described in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on February 29, 2024, which is comprised of TCCC, Keurig Dr. Pepper Inc., Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc.

(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
2023	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
2022	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
2021	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241
2020	PEO Rodney C. Sacks	15,563,685	(12,505,247)	18,651,286	8,507,694	2,370,447	(2,228,454)	-	-	30,359,411
	Non-PEO NEOs*	5,533,947	(3,884,582)	5,810,737	4,361,150	823,812	(419,079)	-	-	12,225,985

* Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.

(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.

(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)	For 2023, 2022 and 2021, our PEOs were Rodney C. Sacks and Hilton H. Schlosberg and our Non-PEO NEOs were Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre. For 2020, our PEO was Rodney C. Sacks and our Non-PEO NEOs were Hilton H. Schlosberg, Thomas J. Kelly, Guy P. Carling and Emelie C. Tirre.

Peer Group Issuers, Footnote
(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2019 at the end of the fiscal years ended December 31, 2020, 2021, 2022 and 2023 and assumes that all dividends (if applicable) were reinvested. The Company’s self-selected peer group is as described in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on February 29, 2024, which is comprised of TCCC, Keurig Dr. Pepper Inc., Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc.

Adjustment To PEO Compensation, Footnote

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
2023	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
2022	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
2021	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241
2020	PEO Rodney C. Sacks	15,563,685	(12,505,247)	18,651,286	8,507,694	2,370,447	(2,228,454)	-	-	30,359,411
	Non-PEO NEOs*	5,533,947	(3,884,582)	5,810,737	4,361,150	823,812	(419,079)	-	-	12,225,985

* Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.
(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.
(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.
(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.
(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.
(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.
(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,182,634	$ 2,837,541	$ 2,013,059	$ 5,533,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,210,627	3,565,950	1,961,241	12,225,985
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
2023	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
2022	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
2021	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241
2020	PEO Rodney C. Sacks	15,563,685	(12,505,247)	18,651,286	8,507,694	2,370,447	(2,228,454)	-	-	30,359,411
	Non-PEO NEOs*	5,533,947	(3,884,582)	5,810,737	4,361,150	823,812	(419,079)	-	-	12,225,985

* Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.
(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.
(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.
(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.
(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.
(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.
(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for 2023. We determined Adjusted Operating Income to be the most important financial performance measure used to link the Company’s performance to CAP to our PEOs and Non-PEO NEOs in 2023. We may determine different financial performances to be the most important financial performance in future years.

Financial Performance Measures
Adjusted operating income
Adjusted diluted EPS

Total Shareholder Return Amount	$ 181	160	151	146
Peer Group Total Shareholder Return Amount	129	133	124	107
Net Income (Loss)	$ 1,630,988,000	$ 1,191,624,000	$ 1,377,475,000	$ 1,409,594,000
Company Selected Measure Amount	2,012,539	1,685,745	1,816,831	1,621,482
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Non-GAAP Measure Description
(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted diluted EPS
Rodney C. Sacks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,875,482	$ 15,417,084	$ 16,707,577	$ 15,563,685
PEO Actually Paid Compensation Amount	$ 23,974,469	$ 20,055,879	18,142,857	$ 30,359,411
PEO Name	Rodney C. Sacks	Rodney C. Sacks		Rodney C. Sacks
Rodney C. Sacks [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,746,659)	$ (13,563,286)	(13,529,221)	$ (12,505,247)
Rodney C. Sacks [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,916,007	21,055,402	14,649,088	18,651,286
Rodney C. Sacks [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,873,972	1,634,689	1,006,176	8,507,694
Rodney C. Sacks [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,370,447
Rodney C. Sacks [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,667	(4,488,010)	(690,763)	(2,228,454)
Rodney C. Sacks [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Rodney C. Sacks [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Hilton H. Schlosberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	17,805,908	15,394,400	16,686,528
PEO Actually Paid Compensation Amount	23,904,895	20,033,195	$ 18,121,808
PEO Name			Hilton H. Schlosberg
Hilton H. Schlosberg [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,746,659)	(13,563,286)	$ (13,529,221)
Hilton H. Schlosberg [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,916,007	21,055,402	14,649,088
Hilton H. Schlosberg [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,873,972	1,634,689	1,006,176
Hilton H. Schlosberg [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Hilton H. Schlosberg [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,667	(4,488,010)	(690,763)
Hilton H. Schlosberg [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Hilton H. Schlosberg [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,490,600)	(1,655,774)	(841,200)	(3,884,582)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,750,353	2,583,986	909,252	5,810,737
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,262	414,736	217,845	4,361,150
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				823,812
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,978	(614,539)	(337,715)	(419,079)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount